Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Gross Amounts of Liabilities by Remaining Contractual Maturity
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2021 and 2022:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total

	(in billions of yen)
2021
Repurchase agreements	9,459	3,586	4,315	1,247	18,607
Securities lending transactions	943	15	—	250	1,208

Total	10,402	3,601	4,315	1,497	19,815

2022
Repurchase agreements	7,011	10,621	1,340	1,098	20,070
Securities lending transactions	1,098	74	—	189	1,361

Total	8,109	10,695	1,340	1,287	21,431

Gross Amounts of Liabilities by Class of Underlying Collateral
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2021 and 2022:

	Repurchase agreements	Securities lending transactions

	(in billions of yen)
2021
Japanese government bonds and Japanese local government bonds	1,787	352
Foreign government bonds and foreign agency mortgage-backed securities	15,917	131
Commercial paper and corporate bonds	284	57
Equity securities	544	654
Other	75	14

Total	18,607	1,208

2022
Japanese government bonds and Japanese local government bonds	1,714	217
Foreign government bonds and foreign agency mortgage-backed securities	17,445	90
Commercial paper and corporate bonds	271	52
Equity securities	609	989
Other	31	13

Total	20,070	1,361